Stock Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	1,175,067	1,749,526
Unrecognized compensation cost	$ 4.1	$ 3.8
Unrecognized compensation cost expected to be recognized	4 years
Restricted Stock Award RSA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested	43,750	62,250
Number of shares, Beginning Balance	328,500
Weighted Average Award Date Fair Value, Beginning Balance	$ 5.31
Number of shares, Added	550,000	578,250
Weighted Average Award Date Fair Value, Added	$ 1.29	$ 5.45
Number of shares, Forfeiture		(187,500)
Weighted Average Award Date Fair Value, Forfeiture		$ 5.73
Number of shares, Vested	(43,750)	(62,250)
Weighted Average Award Date Fair Value, Vested	$ 5.43	$ 5.33
Number of shares, Ending Balance	834,750	328,500
Weighted Average Award Date Fair Value, Ending Balance	$ 2.90	$ 5.31
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Shares vested		3,500
Number of shares, Beginning Balance	399,000
Weighted Average Award Date Fair Value, Beginning Balance	$ 5.20
Number of shares, Added		403,000
Weighted Average Award Date Fair Value, Added		$ 5.21
Number of shares, Forfeiture	(35,166)	(500)
Weighted Average Award Date Fair Value, Forfeiture	$ 5.16	$ 5.16
Number of shares, Vested		(3,500)
Weighted Average Award Date Fair Value, Vested		$ 5.73
Number of shares, Ending Balance	363,834	399,000
Weighted Average Award Date Fair Value, Ending Balance	$ 5.21	$ 5.20
Director Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested	33,875	22,184
Number of shares, Beginning Balance
Weighted Average Award Date Fair Value, Beginning Balance
Number of shares, Added	59,625	22,184
Weighted Average Award Date Fair Value, Added	$ 2.48	$ 5.70
Number of shares, Forfeiture
Weighted Average Award Date Fair Value, Forfeiture
Number of shares, Vested	(33,875)	(22,184)
Weighted Average Award Date Fair Value, Vested	$ 2.46	$ 5.70
Number of shares, Ending Balance	25,750
Weighted Average Award Date Fair Value, Ending Balance	$ 2.51
Minimum [Member] | Restricted Stock Award RSA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year	1 year
Maximum [Member] | Restricted Stock Award RSA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years